Regulatory Capital and Capital Adequacy Ratios (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Basel I USD ($)	Mar. 31, 2013 Basel I INR	Mar. 31, 2012 Basel I INR	Mar. 31, 2009 Basel I	Mar. 31, 2013 Basel II USD ($)	Mar. 31, 2013 Basel II INR	Mar. 31, 2012 Basel II INR	Mar. 31, 2009 Basel II
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 6,223.1	339,282.0	281,135.6		$ 6,214.4	338,811.3	280,674.9
Tier 2 capital	3,213.4	175,192.3	118,989.7		3,213.4	175,192.3	118,989.7
Total capital	9,436.5	514,474.3	400,125.3		9,427.8	514,003.6	399,664.6
Total risk-weighted assets and contingents	$ 59,193.9	3,227,251.5	2,547,642.9		$ 56,104.0	3,058,788.9	2,418,963.2
Capital ratios of the Bank:
Tier 1	10.51%	10.51%	11.04%		11.08%	11.08%	11.60%
Total capital	15.94%	15.94%	15.71%		16.80%	16.80%	16.52%
Minimum capital ratios required by the RBI:
Tier 1	4.50%	4.50%	4.50%		6.00%	6.00%	6.00%	6.00%
Total capital	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%